Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue (see Note 8 for related party transactions)	$ 65,850	$ 50,852
Cost of revenue (see Note 8 for related party transactions)	71,118	59,099
Gross loss	(5,268)	(8,247)
Operating expenses:
General and administrative expense	22,491	40,313
Sales and marketing expense	13,503	51,960
Research and development expense	72,580	63,819
Total operating expenses	108,574	156,092
Loss from operations	(113,842)	(164,339)
Other income (expense)
Interest income	163	32
Change in fair value of warrant liabilities	12,391	11,061
Other (expense)	(1,398)	(76)
Net loss before income taxes	(102,686)	(153,322)
Income tax	108	58
Net loss	(102,794)	(153,380)
Net foreign currency translation adjustments	(23)	(17)
Total comprehensive loss	$ (102,817)	$ (153,397)
Weighted Average Number of Shares Outstanding, Basic	234,675,258	115,301,526
Weighted Average Number of Shares Outstanding, Diluted	234,675,258	115,301,526
Common Class A and C [Member]
Other income (expense)
Earnings Per Share, Diluted	$ (0.44)	$ (1.33)
Earnings Per Share, Basic	$ (0.44)	$ (1.33)